Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2012
Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,086,104	60,283,078
Effect of dilutive share options outstanding	622,365	699,870
Weighted average number of ordinary shares for diluted net income per ordinary share	60,708,469	60,982,948